Share-based compensation (Share Options - Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2009 shares	Dec. 31, 2008 shares	Dec. 31, 2020 CNY (¥) installment shares	Dec. 31, 2020 USD ($) installment shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Sep. 16, 2011 shares
Share-based compensation [Line Items]
Shares authorized for issuance							43,000,000
Share-based Compensation			¥ 635,976	$ 97,468	¥ 526,076	¥ 228,134
General and administrative expenses
Share-based compensation [Line Items]
Share-based Compensation			¥ 291,759	$ 44,714	¥ 117,629	¥ 83,758
Employees [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Number of vesting installments | installment			2	2
Share Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number			0		438,100
2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Awards granted (in shares)					438,100	10,934,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					1,065,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number			3,233,650
2011 Incentive Scheme [Member] | Employees [Member] | Vested after 24 months of the grant date and two equal installments over the following 24 months
Share-based compensation [Line Items]
Number of vesting installments | installment			3	3
Vesting percentage remaining			50.00%	50.00%
Vesting percentage			50.00%	50.00%
Vesting period			36 months	36 months
2011 Incentive Scheme [Member] | Employees [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Vesting period			24 months	24 months
Secondary vesting period			24 months	24 months
2011 Incentive Scheme [Member] | Employees [Member] | Vested in three equal installments over the following 36 months
Share-based compensation [Line Items]
Number of vesting installments | installment			1	1
Vesting percentage remaining			50.00%	50.00%
Vesting percentage			50.00%	50.00%
Vesting period			24 months	24 months
Secondary vesting period			12 months	12 months
Share options [Member] | Pre-2009 Scheme Options [Member] | Employees [Member]
Share-based compensation [Line Items]
Awards granted (in shares)	8,499,050	12,705,700
Share options [Member] | Pre-2009 Scheme Options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Awards granted (in shares)		3,832,290
Share options [Member] | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | ¥			¥ 38,686		¥ 49,154	¥ 22,760
Restricted share | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			4,541,086	4,541,086	16,041,327
Restricted share units | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | ¥			¥ 325,788		¥ 107,977	¥ 197,434
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			62,770,405	62,770,405	16,114,095	11,977,794
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | ¥			¥ 1,114,731
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 6 months 29 days	1 year 6 months 29 days